STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Other reserves [Member]	Accumulated deficit [Member]	Total shareholders' equity of Optibase Ltd. [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2018	$ 994	$ 138,187	$ (87)	$ (706)	$ (84,829)	$ 53,559	$ 19,834	$ 73,393
Dividend to non-controlling interests	0	0	0	0	0	0	(2,227)	(2,227)
Other comprehensive loss (income)	0	0	0	247	0	247	283	530
Equity component of transaction with controlling shareholder	0	0	0	31	0	31	0	31
Net income (loss)	0	0	0	0	(1,993)	(1,993)	2,120	127
Balance at Dec. 31, 2019	994	138,187	(87)	(428)	(86,822)	51,844	20,010	71,854
Other comprehensive loss (income)	0	0	0	3,187	0	3,187	2,204	5,391
Net income (loss)	0	0	0	0	6,433	6,433	2,983	9,416
Balance at Dec. 31, 2020	994	138,187	(87)	2,759	(80,389)	61,464	25,197	86,661
Other comprehensive loss (income)	0	0	0	(1,504)	0	(1,504)	(836)	(2,340)
Net income (loss)	0	0	0	0	(894)	(894)	2,783	1,889
Balance at Dec. 31, 2021	$ 994	$ 138,187	$ (87)	$ 1,255	$ (81,283)	$ 59,066	$ 27,144	$ 86,210